Fair value of financial instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 1	$ 0	$ 0	$ 0	$ 0
Transfers out of level 2 into level 3 of fair value hierarchy assets	0	0		0
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 938	498		621
Trading U.S. federal, state, municipal and agencies debt [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		$ 258	$ 938	$ 258